Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	7,940.75
Total Fee Amount	10,357.50
Total Offset Amount	0.00
Net Fee	$ 2,416.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A